Pay vs Performance Disclosure pure in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 27, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to First PEO(1)(2)(3) ($)	Compensation Actually Paid to Second PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Pre-Bonus Adjusted EBITDA(5) ($ Millions)
							TSR ($)	Peer Group TSR ($)
2024	–	9,562,742	–	276,661	2,830,647	554,387	38.39	126.92	-188	347
2023	–	6,660,480	–	3,630,680	2,044,022	623,319	120.17	124.34	211	583
2022	8,468,824	3,305,296	7,987,377	2,823,763	2,904,018	3,534,932	165.01	118.22	444	847
2021	9,472,551	–	22,502,459	–	2,972,826	3,451,653	196.32	147.19	327	660
2020	6,025,299	–	8,091,337	–	1,874,937	1,760,065	109.53	133.81	71	335

(1)
Susan Salka was our PEO in 2020, 2021, and 2022. Cary Grace was our PEO in 2022, 2023, and 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Brian M. Scott	Brian M. Scott	Jeffrey R. Knudson	Jeffrey R. Knudson	Mark C. Hagan
Ralph S. Henderson	Christopher S. Schwartz	Mark C. Hagan	Mark C. Hagan	Whitney M. Laughlin
Mark C. Hagan	Jeffrey R. Knudson	Denise L. Jackson	Denise L. Jackson	Brian M. Scott
Denise L. Jackson	Mark C. Hagan		Whitney M. Laughlin	Jeffrey R. Knudson
Denise L. Jackson

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs during the applicable year. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Cary Grace ($)	Exclusion of Stock Awards for Cary Grace ($)	Inclusion of Equity Values for Cary Grace ($)	Compensation Actually Paid to Cary Grace ($)
2024	9,562,742	(7,871,055)	(1,414,264)	276,661
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,830,647	(2,289,309)	13,049	554,387
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Cary Grace ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Cary Grace ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Cary Grace ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Cary Grace ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Cary Grace ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Cary Grace ($)	Total – Inclusion of Equity Values for Cary Grace ($)
2024	1,246,748	(2,278,924)	–	(382,088)	–	–	(1,414,264)
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	843,822	(277,877)	–	(116,279)	(436,617)	–	13,049

(4)
The Peer Group TSR set forth in this table utilizes the S&P Health Care Services Select Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P Health Care Services Select Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined pre-bonus adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. Pre-bonus adjusted EBITDA is a non-GAAP financial measure. More information on the calculation of pre-bonus adjusted EBITDA and a reconciliation of 2024 net income to pre-bonus adjusted EBITDA can be found at Exhibit A to this proxy statement.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Susan Salka was our PEO in 2020, 2021, and 2022. Cary Grace was our PEO in 2022, 2023, and 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020

2021

2022

2023

2024

Brian M. Scott

Brian M. Scott

Jeffrey R. Knudson

Jeffrey R. Knudson

Mark C. Hagan

Ralph S. Henderson

Christopher S. Schwartz

Mark C. Hagan

Mark C. Hagan

Whitney M. Laughlin

Mark C. Hagan

Jeffrey R. Knudson

Denise L. Jackson

Denise L. Jackson

Brian M. Scott

Denise L. Jackson

Mark C. Hagan

Whitney M. Laughlin
			Jeffrey R. Knudson
Peer Group Issuers, Footnote	4)
The Peer Group TSR set forth in this table utilizes the S&P Health Care Services Select Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P Health Care Services Select Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Cary Grace ($)	Exclusion of Stock Awards for Cary Grace ($)	Inclusion of Equity Values for Cary Grace ($)	Compensation Actually Paid to Cary Grace ($)
2024	9,562,742	(7,871,055)	(1,414,264)	276,661
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Cary Grace ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Cary Grace ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Cary Grace ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Cary Grace ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Cary Grace ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Cary Grace ($)	Total – Inclusion of Equity Values for Cary Grace ($)
2024	1,246,748	(2,278,924)	–	(382,088)	–	–	(1,414,264)

Non-PEO NEO Average Total Compensation Amount			$ 2,830,647	$ 2,044,022	$ 2,904,018	$ 2,972,826	$ 1,874,937
Non-PEO NEO Average Compensation Actually Paid Amount			$ 554,387	623,319	3,534,932	3,451,653	1,760,065
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,830,647	(2,289,309)	13,049	554,387
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	843,822	(277,877)	–	(116,279)	(436,617)	–	13,049

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the S&P Health Care Services Select Industry Index.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Other NEO Compensation Actually Paid and Pre-Bonus Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our pre-bonus adjusted EBITDA during the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2024 to Company performance. The measures in this table are not ranked.
Pre-Bonus Adjusted EBITDA Adjusted EBITDA Performance Relative TSR

Total Shareholder Return Amount			$ 38.39	120.17	165.01	196.32	109.53
Peer Group Total Shareholder Return Amount			126.92	124.34	118.22	147.19	133.81
Net Income (Loss)			$ (188,000,000)	$ 211,000,000	$ 444,000,000	$ 327,000,000	$ 71,000,000
Company Selected Measure Amount			347	583	847	660	335
PEO Name	Cary Grace	Susan Salka	Cary Grace	Cary Grace		Susan Salka	Susan Salka
Measure:: 1
Pay vs Performance Disclosure
Name			Pre-Bonus Adjusted EBITDA
Non-GAAP Measure Description
(5)
We determined pre-bonus adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. Pre-bonus adjusted EBITDA is a non-GAAP financial measure. More information on the calculation of pre-bonus adjusted EBITDA and a reconciliation of 2024 net income to pre-bonus adjusted EBITDA can be found at Exhibit A to this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA Performance
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 8,468,824	$ 9,472,551	$ 6,025,299
PEO Actually Paid Compensation Amount					7,987,377	22,502,459	8,091,337
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,562,742	6,660,480	3,305,296
PEO Actually Paid Compensation Amount			276,661	$ 3,630,680	$ 2,823,763
Second PEO [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,414,264)
Second PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,871,055)
Second PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,414,264)
Second PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,246,748
Second PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,278,924)
Second PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Second PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(382,088)
Second PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Second PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,049
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,289,309)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,049
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			843,822
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(277,877)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(116,279)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(436,617)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount